Commercial Aerospace Industry Assets and Commitments (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Commercial Aerospace Industry Assets and Commitments Table [Text Block]

(dollars in millions)	Committed	2014	2015	2016	2017	2018	Thereafter
Notes and leases receivable	$586	$107	$70	$59	$59	$48	$243
Commercial aerospace financing commitments	$4,031	$440	$789	$852	$781	$231	$938
Other commercial aerospace commitments	7,227	656	664	710	689	598	3,910
Collaboration partners' share	(3,209)	(342)	(454)	(516)	(487)	(225)	(1,185)
Total commercial commitments	$8,049	$754	$999	$1,046	$983	$604	$3,663